Right-of-use assets, Reconciliations (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Right-of-use assets [abstract]
Balance at beginning of the period	$ 1,253	$ 1,404
Additions	373	298	$ 1,051
Disposals		(185)
Exchange differences	(32)	(38)
Impairment of assets		(167)
Depreciation (note 6)	(220)	(59)	(43)
Balance at Ending of the period	1,374	1,253	1,404
Prepaid Hosting Fees [Member]
Right-of-use assets [abstract]
Balance at beginning of the period	0	361
Additions	0	0
Disposals		(185)
Exchange differences	0	0
Impairment of assets		(167)
Depreciation (note 6)	0	(9)
Balance at Ending of the period	0	0	361
Land and Buildings [Member]
Right-of-use assets [abstract]
Balance at beginning of the period	1,253	1,043
Additions	373	298
Disposals		0
Exchange differences	(32)	(38)
Impairment of assets		0
Depreciation (note 6)	(220)	(50)
Balance at Ending of the period	$ 1,374	$ 1,253	$ 1,043
Site [Member] | Prince George, British Columbia, Canada [Member]
Right-of-use assets [abstract]
Lease term	30 years
Corporate Office [Member] | Sydney, Australia [Member]
Right-of-use assets [abstract]
Lease term	3 years
Corporate Office [Member] | Vancouver, British Columbia, Canada [Member]
Right-of-use assets [abstract]
Lease term	5 years